SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Class AARP prospectuses of each of the listed funds below:


On December 31, 2005, the contractual relationship between Scudder Investments and AARP will come to an end. As a result, the funds will no longer be part of the AARP Investment Program and the AARP name and logo will be phased out in early 2006. The funds will continue to be managed by Deutsche Asset Management and its affiliates.

In addition, effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" and still listed under the AARP share class in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com. The Web site address aarp.scudder.com will also be available through April 30, 2006.

The new fund names will be as follows:

----------------------------------------------------------------------------------
Current Name                               New Name, Effective February 6, 2006
----------------------------------------------------------------------------------
Scudder Capital Growth Fund                DWS Capital Growth Fund
----------------------------------------------------------------------------------
Scudder Cash Investment Trust              DWS Cash Investment Trust
----------------------------------------------------------------------------------
Scudder Emerging Markets Fund              DWS Emerging Markets Equity Fund
----------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund       DWS Emerging Markets Fixed Income Fund
----------------------------------------------------------------------------------
Scudder Global Bond Fund                   DWS Global Bond Fund
----------------------------------------------------------------------------------
Scudder Global Discovery Fund              DWS Global Opportunities Fund
----------------------------------------------------------------------------------
Scudder Global Fund                        DWS Global Thematic Fund
----------------------------------------------------------------------------------
Scudder GNMA Fund                          DWS GNMA Fund
----------------------------------------------------------------------------------
Scudder Gold and Precious Metals Fund      DWS Gold & Precious Metals Fund
----------------------------------------------------------------------------------
Scudder Greater Europe Fund                DWS Europe Equity Fund
----------------------------------------------------------------------------------
Scudder Growth and Income Fund             DWS Growth & Income Fund
----------------------------------------------------------------------------------
Scudder Health Care Fund                   DWS Health Care Fund
----------------------------------------------------------------------------------
Scudder High Income Plus Fund              DWS High Income Plus Fund
----------------------------------------------------------------------------------
Scudder High Yield Tax Free Fund           DWS High Yield Tax Free Fund
----------------------------------------------------------------------------------
Scudder Income Fund                        DWS Core Plus Income Fund
----------------------------------------------------------------------------------
Scudder Intermediate Tax/AMT Free Fund     DWS Intermediate Tax/AMT Free Fund
----------------------------------------------------------------------------------
Scudder International Fund                 DWS International Fund
----------------------------------------------------------------------------------
Scudder Large Cap Value Fund               DWS Large Cap Value Fund
----------------------------------------------------------------------------------
Scudder Large Company Growth Fund          DWS Large Company Growth Fund
----------------------------------------------------------------------------------
Scudder Latin America Fund                 DWS Latin America Equity Fund
----------------------------------------------------------------------------------
Scudder Managed Municipal Bond Fund        DWS Managed Municipal Bond Fund
----------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund        DWS Massachusetts Tax-Free Fund
----------------------------------------------------------------------------------
Scudder Mid Cap Growth Fund                DWS Mid Cap Growth Fund
----------------------------------------------------------------------------------
Scudder Money Market Series                DWS Money Market Series
----------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund         DWS Pacific Opportunities Equity Fund
----------------------------------------------------------------------------------
Scudder Pathway Series: Conservative       DWS Conservative Allocation Fund
Portfolio
----------------------------------------------------------------------------------
Scudder Pathway Series: Growth Portfolio   DWS Growth Allocation Fund
----------------------------------------------------------------------------------
Scudder Pathway Series: Moderate Portfolio DWS Moderate Allocation Fund
----------------------------------------------------------------------------------


----------------------------------------------------------------------------------
Current Name                               New Name, Effective February 6, 2006
----------------------------------------------------------------------------------
Scudder S&P 500 Index Fund                 DWS S&P 500 Index Fund
----------------------------------------------------------------------------------
Scudder Select 500 Fund                    DWS Enhanced S&P 500 Index Fund
----------------------------------------------------------------------------------
Scudder Short Term Bond Fund               DWS Short Term Bond Fund
----------------------------------------------------------------------------------
Scudder Small Cap Growth Fund              DWS Small Cap Growth Fund
----------------------------------------------------------------------------------
Scudder Small Company Stock Fund           DWS Small Cap Core Fund
----------------------------------------------------------------------------------
Scudder Tax Free Money Fund                DWS Tax Free Money Fund
----------------------------------------------------------------------------------
Scudder Technology Fund                    DWS Technology Fund
----------------------------------------------------------------------------------
Scudder Total Return Fund                  DWS Balanced Fund
----------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund           DWS U.S. Treasury Money Fund
----------------------------------------------------------------------------------


Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

----------------------------------------------------------------------------------
Current Name                               New Name, Effective February 6, 2006
----------------------------------------------------------------------------------
Scudder Distributors, Inc.                 DWS Scudder Distributors, Inc.
----------------------------------------------------------------------------------
Scudder Fund Accounting Corporation        DWS Scudder Fund Accounting
                                           Corporation
----------------------------------------------------------------------------------
Scudder Investments Service Company        DWS Scudder Investments Service
                                           Company
----------------------------------------------------------------------------------
Scudder Service Corporation                DWS Scudder Service Corporation
----------------------------------------------------------------------------------
Scudder Trust Company                      DWS Trust Company
----------------------------------------------------------------------------------


Scudder Total Return Fund only:

Effective February 6, 2006 and under the fund's new name, DWS Balanced Fund, the following supplements the disclosure in the third paragraph of "The Fund's Main Investment Strategy" section of the prospectuses:

The fund normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality debt securities. These percentages will fluctuate in response to changing market conditions, but the fund will at all times invest at least 25% of net assets in fixed-income senior securities.

               Please Retain This Supplement for Future Reference



December 31, 2005
AARP-3600
45956